Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Finance Expenses

	Years ended December 31,
	2018	2017
Interest expense	32,077	30,965
Finance expense – deferred revenue (Notes 2.5a and 18)	4,182	-
Accretion on PER (Note 19)	2,305	2,363
Loss on settlement of long-term debt	-	13,102
	38,564	46,430